SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Lease
Operating lease right-of-use assets	$ 73,246	$ 37,999		$ 32,535
Operating lease liabilities, current	58,001	38,109		23,097
Operating lease liabilities, noncurrent	15,245			9,813
Total operating lease liabilities	$ 73,246	$ 38,109		$ 32,910
Weighted average remaining lease term (in years)	1 year 2 months 12 days	5 months 4 days		1 year 5 months 1 day
Weighted average discount rate	3.63%	3.63%	3.63%	3.63%